Condensed Consolidated Statements of Operations (USD $)	3 Months Ended		12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Sep. 30, 2012	Sep. 30, 2011
Revenues
Commissions	$ 16,041,000	$ 13,203,000	$ 70,301,000	$ 85,296,000
Net dealer inventory gains	2,601,000	3,076,000	14,427,000	14,261,000
Investment banking	2,055,000	4,756,000	15,390,000	6,930,000
Total commission and fee revenues	20,697,000	21,035,000	100,118,000	106,487,000
Interest and dividends	1,047,000	702,000	2,996,000	3,586,000
Transfer fees and clearing services	2,008,000	1,829,000	7,196,000	8,528,000
Investment advisory fees and other income	2,694,000	1,832,000	8,092,000	7,567,000
Other			246,000	353,000
Total Revenues	26,446,000	25,398,000	118,648,000	126,521,000
Operating Expenses
Commissions, compensation, and fees	22,835,000	22,730,000	103,800,000	113,325,000
Clearing fees	422,000	461,000	1,662,000	2,107,000
Communications	1,119,000	1,200,000	4,731,000	4,571,000
Occupancy, equipment and other administrative costs	770,000	861,000	4,189,000	5,052,000
Professional fees	771,000	531,000	2,714,000	1,831,000
Interest	165,000	276,000	916,000	1,147,000
Taxes, licenses and registration	408,000	360,000	1,536,000	1,639,000
Total Operating Expenses	26,490,000	26,419,000	119,548,000	129,672,000
Net Loss from Operations			(900,000)	(3,151,000)
Other Expense
Loss on disposition of unconsolidated joint venture			(1,051,000)
Change in fair value of derivative				(1,603,000)
Total Other Expense			(1,051,000)	(1,603,000)
Net Loss from Operations - before non-controlling interest	(44,000)	(1,021,000)	(1,951,000)
Non-controlling interest	(3,000)	(12,000)	(14,000)	(41,000)
Net loss	(41,000)	(1,009,000)	(1,937,000)	(4,713,000)
Preferred stock dividends		(93,000)	(93,000)	(414,000)
Net loss attributable to common stockholders	$ (41,000)	$ (1,102,000)	$ (2,030,000)	$ (5,127,000)
LOSS PER COMMON SHARE
Net loss attributable to common stockholders: Basic (in Dollars per share)	$ 0.00	$ (0.05)	$ (0.08)	$ (0.18)
Net loss attributable to common stockholders: Diluted (in Dollars per share)	$ 0.00	$ (0.05)	$ (0.08)	$ (0.18)
Weighted average number of shares outstanding: Basic (in Shares)	26,567,193	21,646,902	25,014,166	19,697,033
Weighted average number of shares outstanding: Diluted (in Shares)	26,567,193	21,646,902	25,014,166	19,697,033